Subsequent Event - Additional Information (Detail) - USD ($)				1 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended
	Nov. 03, 2015	Oct. 27, 2015	Oct. 10, 2015	Oct. 20, 2015	Sep. 09, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Oct. 09, 2015
Subsequent Event [Line Items]
Number of warrants issued							837,602	64,983,988
Proceeds from exercise of warrants						$ 602,000	$ 339,000	$ 2,386,000
Number of warrants exercised						170,113	39,295	16,954,822
Series C Warrants [Member]
Subsequent Event [Line Items]
Proceeds from exercise of warrants						$ 537,538
Number of warrants exercised						157,704
Series A Warrants [Member]
Subsequent Event [Line Items]
Proceeds from exercise of warrants								$ 30,000
Number of warrants exercised								200,000
Co-Chairman and Chief Executive Officer [Member]
Subsequent Event [Line Items]
Annual interest rate						0.50%
Maturity date					Oct. 09, 2015
Related Party Transaction, Description						As of September 30, 2015, the principal amount under the Note accrues interest at a rate of One Half of One Percent (0.50%) per annum. The Note was due and payable October 9, 2015. See Note 12, Subsequent Events.
Co-Chairman and Chief Executive Officer [Member] | Unsecured Non-convertible Promissory Note [Member]
Subsequent Event [Line Items]
Non-convertible promissory note, principal amount					$ 2,862,000
Subsequent Event [Member] | Series C Warrants [Member]
Subsequent Event [Line Items]
Number of warrants issued			73,000
Proceeds from exercise of warrants				$ 162,711
Number of warrants exercised				100,815
Expiration date of warrants			Nov. 14, 2015
Subsequent Event [Member] | Series A Warrants [Member]
Subsequent Event [Line Items]
Proceeds from exercise of warrants		$ 333,792
Number of warrants exercised		206,814
Subsequent Event [Member] | Co-Chairman and Chief Executive Officer [Member]
Subsequent Event [Line Items]
Related Party Transaction, Description	The principal amount under the Note accrues interest at a rate of One Half of One Percent (0.50%) per annum. The Note is due and payable January 10, 2016, but may be pre-paid by the Company without penalty at any time.
Subsequent Event [Member] | Co-Chairman and Chief Executive Officer [Member] | Unsecured Non-convertible Promissory Note [Member]
Subsequent Event [Line Items]
Non-convertible promissory note, principal amount	$ 2,862,000								$ 2,862,000
Annual interest rate	0.50%
Maturity date	Jan. 10, 2016